Employee Stock Options - Additional Information (Detail)	1 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended
	Aug. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Oct. 30, 2013 $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Jun. 30, 2014 $ / shares shares	Sep. 30, 2015 USD ($) plan $ / shares shares	Dec. 31, 2014 USD ($) CompensationPlan $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Jun. 02, 2015 shares	May. 01, 2015 shares	Mar. 31, 2015 shares	Oct. 31, 2014 shares	Jul. 31, 2014 shares	Dec. 31, 2012 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock options, outstanding				703,034		792,534	703,034	115,750						110,750
Options, Granted						117,500	619,784	5,000
Weighted Average Exercise Price, Granted | $ / shares						$ 153.60	$ 171.60	$ 12.00
Unrecognized compensation cost related to stock option | $				$ 252,315		$ 445,951	$ 252,315	$ 19,818
Remaining vesting period of stock option						2 years 11 months 16 days	3 years 5 months 9 days	3 months 18 days
Common stock, shares authorized				200,000,000		200,000,000	200,000,000	700,000,000	200,000,000		50,000,000	50,000,000	1,800,000,000
Equity based compensation expense | $						$ 66,391	$ 297,244	$ 111,091
Intrinsic value of outstanding and vested stock options | $						$ 0
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock options, outstanding				703,034		792,534	703,034	115,750
Stock options, vesting period			4 years		4 years
Stock options, maturity period						10 years	10 years
Number of stock based compensation plans | CompensationPlan							3
Number of Shares issued for exersice of Option						0.0167	0.0167
Options, Granted			5,000		483,000
Weighted Average Exercise Price, Granted | $ / shares			$ 12.00		$ 12.00
Number of stock options, outstanding		103,250		136,784
Exercise price | $ / shares		$ 210.00
Incremental fair value | $		$ 223,031
Stock options, share value | $				$ 306,709
Stock options, expense | $				$ 54,394
Number of stock based compensation plans | plan						3
2014 Omnibus Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock options, outstanding						236,284
Options, Granted	117,500
Weighted Average Exercise Price, Granted | $ / shares	$ 153.60
Stock options, share value | $	$ 268,202
Share based compensation issued under award plan, number of shares						49,000				8,334
Share based compensation arrangement by share-based payment award modified plan description.						An evergreen provision was also added whereby the amount of shares available for grant under all awards under the plan would adjust automatically on the first day of each fiscal quarter to an amount equal to the greater of (i) fifteen percent (15%) of the number of shares of common stock outstanding on the last day of the immediately preceding fiscal quarter, or (ii) 2,940,000 shares of common stock, provided that this amount shall not exceed 30,000,000 shares of common stock (fifteen percent (15%) of the total amount of 200,000,000 shares of common stock authorized for issuance under our Seventh Amended and Restated Certificate of Incorporation, as amended).
Share-based compensation arrangement award number of common stock remain available for issuance						45,049
Stock options, expiration date	2025-08
2014 Omnibus Plan [Member] | 2014 Omnibus Plan Quarter automatic adjustments
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock options, outstanding						49,000
Option of common stock outstanding percentage						15.00%
Share based compensation arrangement award maximum number of authorized shares						500,000
Minimum | Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options, vesting period				3 years		3 years	3 years
Exercise price | $ / shares				$ 153.60
Minimum | 2014 Omnibus Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options, vesting period	3 years
Maximum | Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options, vesting period				4 years		4 years	4 years
Exercise price | $ / shares				$ 420.00
Maximum | 2014 Omnibus Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options, vesting period	4 years